Offerings - Offering: 1	Jan. 26, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	18,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1.826
Maximum Aggregate Offering Price	$ 32,868,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,539.071
Offering Note

(1)	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (the “Registration Statement”) to which this exhibit relates shall also cover any additional shares of the common stock of Picard Medical, Inc. (the “Company,” and such shares, “Company Common Stock”) that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of Company Common Stock.
(2)	Fee calculated in accordance with Rules 457(c) and 457(h) under the Securities Act.
(3)	Represents shares of Company Common Stock reserved for future issuance under the Amended and Restated 2021 Equity Incentive Plan.
(4)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act of 1933, as amended. The proposed maximum offering price per share is based on the average of the high and low prices of the Company’s Common Stock as reported on the NYSE American on January 26, 2026.